Inventories	3 Months Ended	12 Months Ended
	Mar. 28, 2014	Dec. 31, 2013
Inventory Disclosure [Abstract]
Inventories

4. Inventories

Approximately 85% of the Company’s inventories are valued using the average cost method and all remaining inventories are valued using the first-in, first-out (FIFO) method. All inventories are stated at the lower of cost or market value. During the three months ended March 28, 2014, the Venezuelan entity recorded an $8.0 million lower of cost or market charge that was recognized within the cost of sales caption on the Condensed Consolidated Statements of Operations and Comprehensive Income (Loss). This charge is due to translation of local sales results at the SICAD 1 rate, 10.8 BsF per U.S. Dollar, and that are also capped under the new price controls law while the Company’s cost on the copper component of its inventory is based on copper purchases at the official rate of 6.30 BsF per U.S. dollar rate. Therefore, management adjusted Venezuela’s inventory value to expected sales price (market value), which is lower than the recorded cost basis as of March 28, 2014. Refer to Note 21—Venezuelan Operations for further details regarding the recent developments at the Venezuelan entity.

(in millions)	March 28, 2014	December 31, 2013
Raw materials	$312.1	$319.1
Work in process	198.5	190.1
Finished goods	817.7	730.4

Total	$1,328.3	$1,239.6

5. Inventories

Approximately 85% of the Company’s inventories are valued using the average cost method and all remaining inventories are valued using the first-in, first-out (FIFO) method. All inventories are stated at the lower of cost or market value.

(in millions)	Dec 31, 2013	Dec 31, 2012
Raw materials	$319.1	$332.0
Work in process	190.1	211.8
Finished goods	730.4	729.8

Total	$1,239.6	$1,273.6

At December 31, 2013 and 2012, the Company had approximately $32.5 million and $27.3 million, respectively of consignment inventory at locations not operated by the Company with approximately 87% and 92%, respectively, of the consignment inventory located throughout the United States and Canada.